STOCKHOLDERS DEFICIT	3 Months Ended	4 Months Ended
	Mar. 31, 2015	Jan. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE F – STOCKHOLDERS DEFICIT

Preferred Stock
The Company has authorized 50,000,000 shares of preferred stock for issuance. At January 31, 2015, no preferred stock was issued and outstanding.

Common Stock

The Company has authorized 4,000,000,000 shares of common stock for issuance, including 2,000,000,000 shares of Class A Common Stock, 2,000,000,000 shares of Class B Common Stock. At March 31, 2015, the Company had 35,785,858 and 16,144,142 shares issued and outstanding of Class A Common Stock and Class B Common Stock, respectively.

The holders of Class A Common Stock will have the right to vote on all matters on which stockholders have the right to vote. The holders of Class B Common Stock will have the right to vote solely on matters where the vote of such holders is explicitly required under Nevada law.  The holders of Class A Common Stock and Class B Common stock will have equal distribution rights, provided that distributions in securities shall be made in either identical securities or securities with similar voting characteristics.  The holders of Class A Common Stock and Class B Common Stock will be entitled to receive identical per-share consideration upon a merger, conversion or exchange of the Company with another entity, and will have equal rights upon dissolutions, liquidation or winding-up.

Common Stock Subscription

During the period ended March 31, 2015, the Company issued 650,000 shares for stock subscriptions receivable of $65 in accordance with subscription agreements executed prior to March 31, 2015. As of the date of this report, the subscriptions receivable have been fully satisfied through the receipt of cash for shares issued.

6. Stockholders' Deficit

Preferred Stock

The Company has authorized 50,000,000 shares of preferred stock for issuance. At January 31, 2015, no preferred stock was issued and outstanding.

Common Stock

The Company has authorized 600,000,000 shares of capital stock for issuance, including 100,000,000 shares of Class A Common Stock, 450,000,000 shares of Class B Common Stock and 50,000,000 shares of Preferred Stock. At January 31, 2015, the Company had 35,785,858 and 8,612,142 shares issued and outstanding of Class A Common Stock and Class B Common Stock, respectively.

The holders of Class A Common Stock will have the right to vote on all matters on which stockholders have the right to vote. The holders of Class B Common Stock will have the right to vote solely on matters where the vote of such holders is explicitly required under Nevada law.  The holders of Class A Common Stock and Class B Common stock will have equal distribution rights, provided that distributions in securities shall be made in either identical securities or securities with similar voting characteristics.  The holders of Class A Common Stock and Class B Common Stock will be entitled to receive identical per-share consideration upon a merger, conversion or exchange of the Company with another entity, and will have equal rights upon dissolutions, liquidation or winding-up.

Common Stock Subscription

During the period ended January 31, 2015, the Company issued 27,676,201 shares for stock subscriptions receivable of $3,030 in accordance with subscription agreements executed prior to January 31, 2015. As of the date of this report, the subscriptions receivable had not been satisfied through the receipt of cash for shares issued.